PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Aggregate of purchase shares (in Shares)	41,400,000
Aggregate purchase price (in Dollars)		$ 10,030,000
Common stock price per share		$ 10.00	$ 10.00
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate of purchase shares (in Shares)		6,686,667
Warrant price per share		$ 1.50
Common stock price per share		$ 11.50
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)		$ 10,030,000